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Calamos Global Growth & Income Fund
Calamos Global Growth and Income Fund

CALAMOS INVESTMENT TRUST

Supplement dated April 1, 2021 to the

Calamos® Family of Funds Prospectus and the Statement of Additional Information,

each dated March 1, 2021

Effective immediately, the Calamos Global Growth and Income Fund (the "Fund") will be renamed as shown in the table below.

Current Fund Name	New Fund Name
Calamos Global Growth and Income Fund	Calamos Global Opportunities Fund

Effective immediately, the table under the section “Fees and Expenses of the Fund” for the Fund on page 82 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Global Growth & Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Global Growth & Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none
Other Expenses		0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.53%	2.28%	1.28%
Expense Reimbursement	[1]	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Reimbursement		1.22%	1.97%	0.97%
[1]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2023 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.22%, 1.97%, and 0.97% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the section titled “Example” for the Fund beginning on page 82 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2023 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Global Growth & Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	593	878	1,215	2,162
Class C	300	654	1,165	2,568
Class I	99	346	644	1,492

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Calamos Global Growth & Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	593	878	1,215	2,162
Class C	200	654	1,165	2,568
Class I	99	346	644	1,492

Please retain this supplement for future reference.